Business Acquisition (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 HKD ($)	Oct. 31, 2018 CNY (¥) installment	Oct. 31, 2018 HKD ($) installment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2018 HKD ($) item	Dec. 31, 2020 USD ($)	Oct. 01, 2020	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 HKD ($)
Business Acquisition
Contingent consideration							¥ 10,253
Goodwill					¥ 807		23,560			$ 124
Xuri
Business Acquisition
Equity interest acquired (in percentage)								51.00%	51.00%
Guanda
Business Acquisition
Equity interest acquired (in percentage)								100.00%	100.00%
Xuri and Guanda
Business Acquisition
Number of acquisitions | item								2	2
Total consideration								¥ 3,400
Wang Pok
Business Acquisition
Equity interest acquired (in percentage)			51.00%	51.00%
Total consideration			¥ 22,636	$ 25,500	4,043		1,344
First payment			¥ 2,264	$ 2,550
Number of installments | installment			3	3
Installment amount			¥ 20,372	$ 22,950
Fair value of consideration			¥ 18,238
Consideration paid								2,264
Contingent consideration					0		17,007
Disposal of equity interest ( as a percentage)											51.00%
Wang Pok | Accrued expenses and other current liabilities
Business Acquisition
Contingent consideration					0		10,253
Wang Pok | Long-term liabilities
Business Acquisition
Contingent consideration					0		6,754
E-GO
Business Acquisition
Equity interest acquired (in percentage)	51.00%	51.00%
First payment	¥ 2,016	$ 2,365
Number of installments	3	3
Installment amount	¥ 14,083	$ 16,524
Consideration paid					2,713	$ 3,183		¥ 2,016	$ 2,365
Contingent consideration					0		697
Disposal of equity interest ( as a percentage)												51.00%	51.00%
Cash consideration												¥ 2,143	$ 2,346
E-GO | Maximum
Business Acquisition
Total consideration	¥ 16,099	$ 18,889
Wang Pok and E-GO
Business Acquisition
Changes in fair value of contingent consideration					(938)		(2,510)
Goodwill					¥ 2,825		¥ 20,413